Risk Management Activities - Schedule of Contractually Due Undiscounted Cash Flows Resulting from Maturities of All Financial Liabilities, Including Interest Payments (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 451.0	$ 459.3
Environmental rehabilitation costs	381.0	380.8
Total	2,817.3	2,766.6
Copper derivatives [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Copper derivative contracts	3.3
South deep [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
South Deep dividend	12.7	12.8
US dollar borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Capital	1,360.9	1,637.9
Interest	149.1	209.7
Australian Dollar borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Capital	231.5
Interest	23.4
Rand borrowing [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Capital	193.6	61.0
Interest	10.8	5.1
Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	451.0	459.3
Environmental rehabilitation costs	6.5	3.6
Total	737.6	722.0
Within one year [member] | Copper derivatives [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Copper derivative contracts	3.3
Within one year [member] | South deep [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
South Deep dividend	1.6	1.4
Within one year [member] | US dollar borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Capital	0.0	127.0
Interest	61.3	64.6
Within one year [member] | Australian Dollar borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Capital	0.0
Interest	9.5
Within one year [member] | Rand borrowing [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Capital	193.6	61.0
Interest	10.8	5.1
Later than one and not later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0.0	0.0
Environmental rehabilitation costs	24.8	29.8
Total	1,724.2	1,691.0
Later than one and not later than five years [member] | Copper derivatives [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Copper derivative contracts	0.0
Later than one and not later than five years [member] | South deep [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
South Deep dividend	5.3	5.2
Later than one and not later than five years [member] | US dollar borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Capital	1,360.9	1,510.9
Interest	87.8	145.1
Later than one and not later than five years [member] | Australian Dollar borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Capital	231.5
Interest	13.9
Later than one and not later than five years [member] | Rand borrowing [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Capital	0.0	0.0
Interest	0.0	0.0
Later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0.0	0.0
Environmental rehabilitation costs	349.7	347.4
Total	355.5	353.6
Later than five years [member] | Copper derivatives [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Copper derivative contracts	0.0
Later than five years [member] | South deep [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
South Deep dividend	5.8	6.2
Later than five years [member] | US dollar borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Capital	0.0	0.0
Interest	0.0	0.0
Later than five years [member] | Australian Dollar borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Capital	0.0
Interest	0.0
Later than five years [member] | Rand borrowing [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Capital	0.0	0.0
Interest	$ 0.0	$ 0.0